Share-based compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation [Abstract]
Number of share options, Outstanding, Beginning balance		9,940,285	20,972,776	20,222,662
Number of share options, Granted		561,705	1,566,381	1,076,761
Number of share options, Forfeited		(1,494,922)	(371,989)	(326,647)
Number of share options, Expired		(3,606,304)	(1,116,531)
Number of share options, Converted to restricted shares	(3,776,711)	(80,000)	(3,776,711)
Number of share options, Exercised		(3,189,944)	(7,333,641)
Number of share options, Outstanding, Ending balance		2,130,820	9,940,285	20,972,776	20,222,662
Number of share options, Vested and expected to vest, Ending balance		1,008,645	9,642,307	20,701,286
Number of share options, Exercisable, Ending balance		1,430,870	9,129,958	19,382,156
Weighted average exercise price, Beginning balance		$ 1.88	$ 1.37	$ 1.30
Weighted average exercise price, Granted		0.88	3.23	3.33
Weighted average exercise price, Forfeited		3.22	3.96	3.32
Weighted average exercise price, Expired		1.78	0.26
Weighted average exercise price, Converted to restricted shares		2.40	3.14
Weighted average exercise price, Exercised		0.25	0.18
Weighted average exercise price, Ending balance		2.13	1.88	1.37	$ 1.30
Weighted average exercise price, Vested and expected to vest at end of period		1.76	1.86	1.32
Weighted average exercise price, Exercisable at end of period		2.16	1.81	1.17
Weighted-average grant date fair value, Granted		0.76	1.01	1.27
Weighted-average grant date fair value, Vested and expected to vest, Ending balance		0.73	0.49	0.40
Weighted-average grant date fair value, Exercisable, Ending balance		$ 0.86	$ 0.41	$ 0.31
Weighted-average remaining contractual life, Ending balance		4 years 5 months 16 days	1 year 11 months 12 days	2 years 11 days	2 years 9 months 25 days
Weighted-average remaining contractual life, Vested and expected to vest, Ending balance		4 years 7 months 13 days	1 year 10 months 13 days	1 year 10 months 20 days
Weighted-average remaining contractual life, Exercisable, Ending balance		4 years 11 days	1 year 5 months 26 days	1 year 8 months 1 day
Aggregate intrinsic value, Outstanding, Beginning balance		$ 3,067	$ 39,420	$ 40,788
Aggregate intrinsic value, Outstanding, Ending balance		556	3,067	39,420	$ 40,788
Aggregate intrinsic value, Vested and expected to vest, Ending balance		464	3,057	41,014
Aggregate intrinsic value, Exercisable, Ending balance		$ 406	$ 3,042	$ 40,771